Property, plant and equipment - Summary of Changes to property, plant and equipment (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	€ 10,506
Ending Cost	13,456	€ 10,506
Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	7,578
Ending Cost	8,458	7,578
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	1,504
Ending Cost	1,262	1,504
Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	1,424
Ending Cost	3,736	1,424
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	27,761	22,436
Additions	6,096	5,081
Disposals	(164)	(144)
Currency translation differences	245	388
Ending Cost	33,938	27,761
Gross carrying amount [member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	19,630	15,968
Additions	3,006	3,487
Disposals	(148)	(144)
Currency translation differences	249	319
Ending Cost	22,737	19,630
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	4,470	3,322
Additions	409	1,105
Disposals	(9)	0
Currency translation differences	28	43
Ending Cost	4,898	4,470
Gross carrying amount [member] | Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	3,661	3,146
Additions	2,681	489
Disposals	(7)	0
Currency translation differences	(32)	26
Ending Cost	6,303	3,661
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(17,255)	(14,569)
Additions	(3,129)	(2,574)
Disposals	112	144
Currency translation differences	(210)	(256)
Ending Cost	20,482	(17,255)
Accumulated depreciation [member] | Laboratory Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(12,052)	(10,476)
Additions	(2,143)	(1,501)
Disposals	96	144
Currency translation differences	(180)	(219)
Ending Cost	(14,279)	(12,052)
Accumulated depreciation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(2,966)	(2,428)
Additions	(653)	(508)
Disposals	9	0
Currency translation differences	(26)	(30)
Ending Cost	(3,636)	(2,966)
Accumulated depreciation [member] | Office Equipment And Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Cost	(2,237)	(1,665)
Additions	(333)	(565)
Disposals	7	0
Currency translation differences	(4)	(7)
Ending Cost	€ (2,567)	€ (2,237)